7. OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Other Financial Assets Tables
Details of other financial assets
	Total current		Total non-current
Other financial assets	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
Financial investments available for sale	2,425,216	2,554,984	—	—
Hedging derivative instruments (*)	7,832,335	2,626,811	25,591,638	18,303,296
Non-hedging derivative instruments (**)	7,656	259,436	—	—
Other	—	50,859	—	—
Total	10,265,207	5,492,090	25,591,638	18,303,296

(*) See Note 17.2 letter a

(**) See Note 17.2 letter b